One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com

MARK PERLOW mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

November 29, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         FPA New Income, Inc. (the “Registrant”)

(File Nos. 2-30393 and 811-1735)

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 69 (“PEA 69”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940, as amended.  PEA 69 is being filed: (i) to provide the staff with the opportunity to review the Registrant’s disclosure related to changes to its investment objective and fundamental investment restrictions that were approved by shareholders on February 28, 2017; and (ii) to make certain other updates.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 31, 2018.  No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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